SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Significant risks and uncertainties (Details)	6 Months Ended
Jun. 30, 2025
Significant risks and uncertainties
Interest rate caps	10.00%
Customer concentration Risk | Revenue Benchmark | One bitcoin mining customer
Significant risks and uncertainties
Percentage of revenue generated from customers	99.00%